LVIP JPMorgan High Yield Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.26%
DISH Network Corp. 3.38% exercise price $3.38, maturity date 8/15/26	1,404,000	$1,126,507
=Ω@Gulfport Energy Corp. 10.00% exercise price $0.00	71	767,561
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,421	44,305
4.00% exercise price $4.00, maturity date 11/15/29	173,639	61,642
Total Convertible Bonds (Cost $1,625,446)		2,000,015
CORPORATE BONDS–87.12%
Advertising–1.09%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,294,000	2,255,249
7.50% 6/1/29	1,832,000	1,577,826
7.75% 4/15/28	1,245,000	1,114,037
9.00% 9/15/28	427,000	453,951
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	132,000	125,684
4.63% 3/15/30	587,000	557,762
5.00% 8/15/27	155,000	154,116
7.38% 2/15/31	663,000	707,746
Stagwell Global LLC 5.63% 8/15/29	1,360,000	1,314,873
		8,261,244
Aerospace & Defense–0.79%
Bombardier, Inc.
7.00% 6/1/32	584,000	610,827
7.25% 7/1/31	589,000	622,682
7.88% 4/15/27	642,000	643,802
8.75% 11/15/30	468,000	513,899
Spirit AeroSystems, Inc. 9.38% 11/30/29	703,000	762,651
TransDigm, Inc.
6.38% 3/1/29	1,444,000	1,489,804
6.63% 3/1/32	911,000	948,662
Triumph Group, Inc. 9.00% 3/15/28	399,000	417,679
		6,010,006
Airlines–1.09%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	2,933,786	2,925,417
5.75% 4/20/29	1,474,000	1,471,557
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,184,000	1,247,161
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,002,375	$1,014,839
United Airlines, Inc. 4.38% 4/15/26	1,181,000	1,162,043
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	481,852
		8,302,869
Apparel–0.06%
Hanesbrands, Inc. 9.00% 2/15/31	421,000	454,427
		454,427
Auto Manufacturers–2.74%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	601,887
5.88% 6/1/29	450,000	452,788
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	361,232
2.90% 2/10/29	220,000	199,698
3.38% 11/13/25	1,003,000	983,849
3.82% 11/2/27	871,000	839,516
4.00% 11/13/30	1,317,000	1,217,690
4.13% 8/4/25	450,000	445,846
4.13% 8/17/27	2,028,000	1,975,288
4.27% 1/9/27	1,560,000	1,532,689
4.39% 1/8/26	725,000	718,690
4.54% 8/1/26	4,015,000	3,980,852
4.69% 6/9/25	1,315,000	1,310,493
5.13% 6/16/25	2,058,000	2,057,222
6.80% 5/12/28	636,000	666,310
6.95% 3/6/26	435,000	445,202
6.95% 6/10/26	541,000	556,919
7.12% 11/7/33	200,000	216,220
7.20% 6/10/30	316,000	340,445
PM General Purchaser LLC 9.50% 10/1/28	1,171,000	1,191,374
Wabash National Corp. 4.50% 10/15/28	806,000	738,388
		20,832,598
Auto Parts & Equipment–3.58%
Adient Global Holdings Ltd.
4.88% 8/15/26	1,420,000	1,406,874
7.00% 4/15/28	880,000	906,441
8.25% 4/15/31	1,215,000	1,289,115
Allison Transmission, Inc. 4.75% 10/1/27	2,261,000	2,224,622
American Axle & Manufacturing, Inc.
5.00% 10/1/29	297,000	272,684
6.25% 3/15/26	77,000	77,061
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
American Axle & Manufacturing, Inc. (continued)
6.50% 4/1/27	1,412,000	$1,415,656
6.88% 7/1/28	1,068,000	1,066,245
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	3,170,000	3,168,862
6.75% 5/15/28	786,000	810,173
8.50% 5/15/27	2,340,000	2,347,619
@Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,805,805	2,294,478
13.50% 3/31/27	4,668,040	5,015,415
Dana, Inc. 5.38% 11/15/27	1,065,000	1,057,539
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,275,980
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,117,000	1,027,336
5.25% 4/30/31	439,000	396,299
5.25% 7/15/31	1,286,000	1,160,133
		27,212,532
Banks–0.37%
μBank of America Corp. 6.10% 3/17/25	1,396,000	1,397,928
μCitigroup, Inc.
5.95% 5/15/25	370,000	370,472
6.25% 8/15/26	1,070,000	1,086,295
		2,854,695
Beverages–0.13%
Triton Water Holdings, Inc. 6.25% 4/1/29	991,000	989,915
		989,915
Biotechnology–0.11%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,105,000	842,342
		842,342
Building Materials–2.08%
Builders FirstSource, Inc.
4.25% 2/1/32	1,284,000	1,186,828
6.38% 6/15/32	864,000	895,641
6.38% 3/1/34	595,000	617,816
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	2,370,000	2,443,695
6.75% 7/15/31	447,000	466,157
Griffon Corp. 5.75% 3/1/28	1,770,000	1,747,716
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	1,172,526
7.00% 9/1/32	525,000	530,520
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Knife River Corp. 7.75% 5/1/31	500,000	$531,612
Masterbrand, Inc. 7.00% 7/15/32	320,000	335,308
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	594,000	615,756
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	859,000	834,372
Standard Building Solutions, Inc. 6.50% 8/15/32	334,000	345,842
Standard Industries, Inc.
3.38% 1/15/31	390,000	347,427
4.75% 1/15/28	2,346,000	2,297,884
5.00% 2/15/27	520,000	515,605
Summit Materials LLC/Summit Materials Finance Corp.
5.25% 1/15/29	629,000	622,062
7.25% 1/15/31	287,000	304,019
		15,810,786
Chemicals–2.44%
Avient Corp. 7.13% 8/1/30	327,000	340,942
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	443,175
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	667,554
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	2,007,801
Chemours Co.
4.63% 11/15/29	190,000	170,148
5.75% 11/15/28	2,389,000	2,269,344
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	779,108
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,272,638
INEOS Finance PLC
6.75% 5/15/28	500,000	504,963
7.50% 4/15/29	1,467,000	1,532,849
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	632,746
NOVA Chemicals Corp.
4.25% 5/15/29	2,434,000	2,262,972
5.00% 5/1/25	800,000	794,892
5.25% 6/1/27	366,000	361,902
8.50% 11/15/28	459,000	489,954
9.00% 2/15/30	627,000	679,116
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	707,856
LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (continued)
5.38% 9/1/25	370,000	$325,957
WR Grace Holdings LLC
4.88% 6/15/27	1,480,000	1,458,383
5.63% 8/15/29	916,000	860,475
		18,562,775
Commercial Services–4.74%
ADT Security Corp.
4.13% 8/1/29	1,056,000	1,008,630
4.88% 7/15/32	1,675,000	1,599,876
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	555,000	520,812
4.63% 6/1/28	863,000	811,357
APi Group DE, Inc.
4.13% 7/15/29	625,000	587,658
4.75% 10/15/29	527,000	505,363
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	925,000	869,891
5.38% 3/1/29	1,098,000	1,026,302
5.75% 7/15/27	512,000	509,804
5.75% 7/15/27	760,000	748,752
8.00% 2/15/31	985,000	1,007,378
8.25% 1/15/30	748,000	765,160
Block, Inc.
2.75% 6/1/26	75,000	72,713
3.50% 6/1/31	868,000	791,486
6.50% 5/15/32	1,422,000	1,480,754
Brink's Co.
4.63% 10/15/27	1,518,000	1,494,993
6.50% 6/15/29	408,000	422,664
CoreCivic, Inc. 8.25% 4/15/29	1,190,000	1,259,638
Garda World Security Corp.
6.00% 6/1/29	1,004,000	963,512
8.25% 8/1/32	840,000	859,741
9.50% 11/1/27	1,285,000	1,286,688
GEO Group, Inc. 8.63% 4/15/29	596,000	619,592
Herc Holdings, Inc.
5.50% 7/15/27	1,637,000	1,634,988
6.63% 6/15/29	774,000	801,690
Hertz Corp.
4.63% 12/1/26	1,189,000	936,832
5.00% 12/1/29	2,401,000	1,586,167
5.50% 10/15/24	656,000	24,600
6.00% 1/15/28	2,613,000	444,210
7.13% 8/1/26	805,000	136,850
12.63% 7/15/29	719,000	783,750
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	$601,921
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,960,000	1,862,347
5.75% 4/15/26	1,132,000	1,137,166
Service Corp. International 7.50% 4/1/27	380,000	396,877
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	517,000	539,767
TriNet Group, Inc. 7.13% 8/15/31	599,000	624,059
United Rentals North America, Inc.
4.88% 1/15/28	275,000	272,964
5.25% 1/15/30	1,905,000	1,906,427
5.50% 5/15/27	385,000	385,624
6.13% 3/15/34	761,000	786,453
Wand NewCo 3, Inc. 7.63% 1/30/32	710,000	747,984
Williams Scotsman, Inc.
6.63% 6/15/29	417,000	429,338
7.38% 10/1/31	804,000	849,797
		36,102,575
Computers–0.78%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	938,600
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,380,000	1,329,604
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	354,886
NCR Atleos Corp. 9.50% 4/1/29	1,443,000	1,588,554
NCR Voyix Corp.
5.00% 10/1/28	366,000	359,232
5.13% 4/15/29	494,000	483,398
Seagate HDD Cayman
8.25% 12/15/29	653,000	708,868
8.50% 7/15/31	144,000	157,146
		5,920,288
Cosmetics & Personal Care–0.36%
Coty, Inc. 5.00% 4/15/26	330,000	328,570
Edgewell Personal Care Co.
4.13% 4/1/29	525,000	496,643
5.50% 6/1/28	1,435,000	1,426,594
Perrigo Finance Unlimited Co. 6.13% 9/30/32	453,000	456,497
		2,708,304
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale–0.38%
Gates Corp. 6.88% 7/1/29	351,000	$363,585
Resideo Funding, Inc. 6.50% 7/15/32	908,000	932,073
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	362,000	374,249
7.75% 3/15/31	303,000	322,698
‡Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	16,800
9.00% 11/15/26	2,030,000	832,300
13.13% 11/15/27	365,000	14,600
		2,856,305
Diversified Financial Services–1.42%
Ally Financial, Inc. 5.75% 11/20/25	895,000	898,867
Coinbase Global, Inc.
3.38% 10/1/28	320,000	287,511
3.63% 10/1/31	320,000	271,137
•ILFC E-Capital Trust I 6.56% (TSFR03M + 1.81%) 12/21/65	640,000	505,790
•ILFC E-Capital Trust II 6.81% (TSFR03M + 2.06%) 12/21/65	1,566,000	1,249,754
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	613,952
5.50% 8/15/28	719,000	711,758
5.75% 11/15/31	1,050,000	1,028,549
7.13% 2/1/32	567,000	592,146
OneMain Finance Corp.
3.50% 1/15/27	380,000	363,212
3.88% 9/15/28	106,000	98,317
4.00% 9/15/30	340,000	302,830
5.38% 11/15/29	205,000	196,999
6.63% 1/15/28	410,000	417,456
7.13% 3/15/26	1,247,000	1,273,081
9.00% 1/15/29	76,000	80,535
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88% 10/15/26	779,000	747,900
3.63% 3/1/29	1,137,000	1,069,094
4.00% 10/15/33	126,000	112,554
		10,821,442
Electric–1.42%
Calpine Corp.
4.63% 2/1/29	991,000	957,145
5.00% 2/1/31	632,000	611,924
NRG Energy, Inc.
3.38% 2/15/29	605,000	563,972
3.63% 2/15/31	411,000	372,418
3.88% 2/15/32	56,000	51,019
5.25% 6/15/29	1,095,000	1,091,365
5.75% 1/15/28	218,000	219,622
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc. (continued)
6.63% 1/15/27	563,000	$563,807
7.00% 3/15/33	494,000	548,765
PG&E Corp. 5.00% 7/1/28	878,000	870,328
Pike Corp.
5.50% 9/1/28	726,000	711,036
8.63% 1/31/31	324,000	346,426
μVistra Corp. 7.00% 12/15/26	975,000	995,284
Vistra Operations Co. LLC
4.38% 5/1/29	306,000	296,170
5.00% 7/31/27	285,000	283,608
5.63% 2/15/27	352,000	351,465
6.88% 4/15/32	576,000	605,911
7.75% 10/15/31	1,280,000	1,378,045
		10,818,310
Electrical Components & Equipment–1.12%
Energizer Holdings, Inc.
4.38% 3/31/29	2,373,000	2,247,231
4.75% 6/15/28	1,967,000	1,908,677
6.50% 12/31/27	449,000	456,161
WESCO Distribution, Inc.
6.38% 3/15/29	1,388,000	1,433,955
6.63% 3/15/32	480,000	499,969
7.25% 6/15/28	1,922,000	1,968,111
		8,514,104
Electronics–1.28%
Coherent Corp. 5.00% 12/15/29	2,732,000	2,671,266
EquipmentShare.com, Inc.
8.00% 3/15/33	428,000	438,137
8.63% 5/15/32	314,000	329,417
9.00% 5/15/28	1,652,000	1,725,139
Imola Merger Corp. 4.75% 5/15/29	2,843,000	2,774,131
Sensata Technologies BV 4.00% 4/15/29	1,372,000	1,307,897
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	499,888
		9,745,875
Engineering & Construction–0.80%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,220,171
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,293,204
7.50% 4/15/32	730,000	751,173
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,905,704
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	916,000	891,879
		6,062,131
LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–2.69%
Boyne USA, Inc. 4.75% 5/15/29	1,074,000	$1,032,469
Caesars Entertainment, Inc.
4.63% 10/15/29	900,000	856,096
6.50% 2/15/32	759,000	785,120
8.13% 7/1/27	1,341,000	1,368,613
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25% 7/15/29	940,000	923,588
5.38% 4/15/27	580,000	578,363
Cinemark USA, Inc.
5.25% 7/15/28	760,000	747,293
7.00% 8/1/32	285,000	297,528
Live Nation Entertainment, Inc.
3.75% 1/15/28	579,000	556,361
4.75% 10/15/27	1,615,000	1,592,164
4.88% 11/1/24	1,017,000	1,014,538
5.63% 3/15/26	1,297,000	1,293,698
6.50% 5/15/27	2,785,000	2,840,681
Six Flags Entertainment Corp.
5.50% 4/15/27	71,000	70,556
7.25% 5/15/31	420,000	435,002
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63% 5/1/32	851,000	881,298
Six Flags Theme Parks, Inc. 7.00% 7/1/25	313,000	313,246
Vail Resorts, Inc. 6.50% 5/15/32	592,000	618,592
WMG Acquisition Corp. 3.75% 12/1/29	1,737,000	1,635,101
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,735,000	1,714,168
6.25% 3/15/33	594,000	601,750
7.13% 2/15/31	319,000	344,168
		20,500,393
Environmental Control–0.98%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	953,289
4.00% 8/1/28	1,230,000	1,181,283
4.38% 8/15/29	630,000	603,862
4.75% 6/15/29	684,000	667,214
6.75% 1/15/31	444,000	465,682
Madison IAQ LLC
4.13% 6/30/28	963,000	929,269
5.88% 6/30/29	1,365,000	1,328,913
Stericycle, Inc. 3.88% 1/15/29	893,000	889,711
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Wrangler Holdco Corp. 6.63% 4/1/32	425,000	$441,756
		7,460,979
Food–1.93%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	811,285
3.50% 3/15/29	1,426,000	1,329,633
4.63% 1/15/27	1,762,000	1,714,182
5.88% 2/15/28	909,000	913,059
B&G Foods, Inc. 5.25% 4/1/25	519,000	517,993
Lamb Weston Holdings, Inc. 4.13% 1/31/30	1,066,000	999,866
New Albertsons LP
6.63% 6/1/28	569,000	568,836
7.75% 6/15/26	672,000	682,822
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	1,131,625
5.50% 10/15/27	1,674,000	1,669,249
6.13% 9/15/32	359,000	366,846
Post Holdings, Inc.
4.63% 4/15/30	250,000	239,215
5.50% 12/15/29	1,200,000	1,191,294
5.63% 1/15/28	880,000	887,472
6.25% 2/15/32	416,000	428,359
U.S. Foods, Inc.
4.63% 6/1/30	630,000	608,646
4.75% 2/15/29	265,000	258,358
6.88% 9/15/28	373,000	388,769
		14,707,509
Food Service–0.16%
Aramark Services, Inc. 5.00% 2/1/28	1,228,000	1,224,051
		1,224,051
Gas–0.21%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	169,000	168,391
5.75% 5/20/27	595,000	583,975
5.88% 8/20/26	220,000	218,480
9.38% 6/1/28	586,000	615,376
		1,586,222
Hand Machine Tools–0.38%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	543,254
6.05% 4/15/28	1,090,000	1,133,293
6.30% 2/15/30	462,000	491,374
LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hand Machine Tools (continued)
Regal Rexnord Corp. (continued)
6.40% 4/15/33	647,000	$691,975
		2,859,896
Health Care Products–1.25%
Avantor Funding, Inc. 4.63% 7/15/28	1,985,000	1,940,124
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	243,225
Hologic, Inc. 3.25% 2/15/29	1,561,000	1,454,225
Medline Borrower LP
3.88% 4/1/29	2,784,000	2,635,793
5.25% 10/1/29	1,276,000	1,251,989
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	1,251,000	1,288,944
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	726,956
		9,541,256
Health Care Services–4.31%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	435,197
5.50% 7/1/28	990,000	966,387
AHP Health Partners, Inc. 5.75% 7/15/29	893,000	873,304
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	207,266
5.00% 7/15/27	147,000	146,272
Centene Corp. 4.63% 12/15/29	3,752,000	3,671,639
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,092,000	959,919
5.25% 5/15/30	1,871,000	1,721,891
5.63% 3/15/27	1,034,000	1,017,526
6.00% 1/15/29	445,000	432,002
6.13% 4/1/30	386,000	330,039
10.88% 1/15/32	948,000	1,044,682
Concentra Escrow Issuer Corp. 6.88% 7/15/32	346,000	363,823
DaVita, Inc.
3.75% 2/15/31	2,521,000	2,273,942
4.63% 6/1/30	1,570,000	1,496,673
6.88% 9/1/32	525,000	542,354
Encompass Health Corp.
4.50% 2/1/28	2,626,000	2,577,478
4.63% 4/1/31	360,000	344,718
4.75% 2/1/30	969,000	947,122
Global Medical Response, Inc. 10.00% 10/31/28	1,024,494	1,027,055
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,304,640
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
IQVIA, Inc. (continued)
5.00% 5/15/27	259,000	$257,422
@Radiology Partners, Inc.
7.78% 1/31/29	460,161	456,710
9.78% 2/15/30	905,535	855,731
Surgery Center Holdings, Inc. 7.25% 4/15/32	812,000	847,544
Tenet Healthcare Corp.
4.25% 6/1/29	328,000	316,249
5.13% 11/1/27	3,001,000	2,989,656
6.13% 6/15/30	1,083,000	1,100,698
6.25% 2/1/27	1,093,000	1,094,453
6.75% 5/15/31	1,116,000	1,163,286
		32,765,678
Home Furnishings–0.32%
Tempur Sealy International, Inc.
3.88% 10/15/31	558,000	497,383
4.00% 4/15/29	2,042,000	1,904,354
		2,401,737
Household Products Wares–0.69%
ACCO Brands Corp. 4.25% 3/15/29	2,205,000	2,064,229
Central Garden & Pet Co.
4.13% 10/15/30	726,000	674,926
5.13% 2/1/28	2,442,000	2,419,588
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	74,417
		5,233,160
Housewares–1.36%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	2,008,000	2,007,340
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,051,000	1,051,998
Newell Brands, Inc.
5.70% 4/1/26	2,387,000	2,392,858
6.38% 9/15/27	426,000	430,859
6.63% 9/15/29	381,000	385,742
6.88% 4/1/36	250,000	238,233
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,119,000	1,025,177
4.38% 2/1/32	894,000	828,486
4.50% 10/15/29	2,059,000	1,979,929
		10,340,622
Internet–0.64%
Arches Buyer, Inc.
4.25% 6/1/28	834,000	767,523
6.13% 12/1/28	423,000	362,199
Shutterfly Finance LLC
@8.50% 10/1/27	1,852,131	1,588,202
LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Shutterfly Finance LLC (continued)
9.75% 10/1/27	294,083	$294,818
Uber Technologies, Inc.
4.50% 8/15/29	604,000	598,812
7.50% 9/15/27	825,000	840,706
Wayfair LLC 7.25% 10/31/29	394,000	403,637
		4,855,897
Iron & Steel–0.88%
ATI, Inc.
4.88% 10/1/29	415,000	401,107
5.13% 10/1/31	385,000	373,995
5.88% 12/1/27	640,000	639,160
7.25% 8/15/30	507,000	539,872
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	1,270,437
Carpenter Technology Corp.
6.38% 7/15/28	838,000	843,748
7.63% 3/15/30	223,000	233,497
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	857,190
4.88% 3/1/31	518,000	481,390
6.75% 4/15/30	620,000	630,447
7.00% 3/15/32	331,000	334,638
U.S. Steel Corp. 6.88% 3/1/29	64,000	64,922
		6,670,403
Leisure Time–1.72%
Acushnet Co. 7.38% 10/15/28	318,000	335,220
Amer Sports Co. 6.75% 2/16/31	1,189,000	1,218,814
Carnival Corp.
4.00% 8/1/28	941,000	908,835
5.75% 3/1/27	1,148,000	1,162,640
6.00% 5/1/29	372,000	376,910
7.00% 8/15/29	357,000	379,381
Carnival Holdings Bermuda Ltd. 10.38% 5/1/28	4,061,000	4,382,096
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	767,949
6.00% 2/1/33	919,000	942,144
6.25% 3/15/32	720,000	746,884
Vista Outdoor, Inc. 4.50% 3/15/29	1,876,000	1,862,461
		13,083,334
Lodging–1.40%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	340,000	322,268
4.00% 5/1/31	206,000	192,622
4.88% 1/15/30	722,000	712,423
5.75% 5/1/28	734,000	737,219
5.88% 4/1/29	344,000	352,685
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hilton Domestic Operating Co., Inc. (continued)
5.88% 3/15/33	860,000	$876,298
6.13% 4/1/32	339,000	349,058
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	378,000	376,878
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	313,246
4.75% 1/15/28	45,000	43,240
MGM Resorts International
4.63% 9/1/26	1,177,000	1,169,601
5.50% 4/15/27	1,266,000	1,270,379
5.75% 6/15/25	680,000	682,312
6.13% 9/15/29	794,000	803,882
6.50% 4/15/32	767,000	781,600
Station Casinos LLC 4.50% 2/15/28	1,710,000	1,651,226
		10,634,937
Machinery Construction & Mining–0.44%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	767,776
4.13% 4/15/29	496,000	476,609
Terex Corp.
5.00% 5/15/29	1,572,000	1,534,356
6.25% 10/15/32	578,000	578,000
		3,356,741
Machinery Diversified–0.31%
ATS Corp. 4.13% 12/15/28	321,000	302,235
Chart Industries, Inc.
7.50% 1/1/30	1,045,000	1,101,353
9.50% 1/1/31	228,000	248,502
Esab Corp. 6.25% 4/15/29	670,000	688,129
		2,340,219
Media–12.44%
‡Audacy Capital Corp. 6.50% 5/1/27	2,481,000	49,620
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	5,276,000	4,652,005
4.50% 8/15/30	3,573,000	3,238,844
4.50% 5/1/32	395,000	341,538
4.75% 3/1/30	7,996,000	7,355,014
5.00% 2/1/28	5,548,000	5,396,858
5.13% 5/1/27	2,533,000	2,493,020
5.38% 6/1/29	3,067,000	2,955,647
CSC Holdings LLC
4.13% 12/1/30	695,000	506,485
4.50% 11/15/31	1,160,000	844,470
5.75% 1/15/30	2,085,000	1,079,271
LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings LLC (continued)
6.50% 2/1/29	3,980,000	$3,296,127
11.25% 5/15/28	461,000	445,011
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,333,328
DISH DBS Corp.
5.25% 12/1/26	3,935,000	3,636,425
5.75% 12/1/28	1,000,000	873,721
5.88% 11/15/24	12,917,000	12,842,219
7.75% 7/1/26	2,740,000	2,377,780
DISH Network Corp. 11.75% 11/15/27	3,525,000	3,699,594
Gannett Holdings LLC 6.00% 11/1/26	420,000	420,725
GCI LLC 4.75% 10/15/28	2,340,000	2,247,095
Gray Television, Inc.
4.75% 10/15/30	1,362,000	866,492
5.38% 11/15/31	572,000	357,741
7.00% 5/15/27	1,105,000	1,086,108
10.50% 7/15/29	1,883,000	1,966,724
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	493,400
6.38% 5/1/26	4,209,728	3,685,002
8.38% 5/1/27	5,895,299	3,154,764
McGraw-Hill Education, Inc. 5.75% 8/1/28	605,000	597,885
Midcontinent Communications 8.00% 8/15/32	686,000	698,222
News Corp.
3.88% 5/15/29	940,000	889,073
5.13% 2/15/32	620,000	609,165
Nexstar Media, Inc.
4.75% 11/1/28	2,165,000	2,068,539
5.63% 7/15/27	3,505,000	3,471,797
μParamount Global 6.25% 2/28/57	1,145,000	1,021,871
Scripps Escrow, Inc. 5.88% 7/15/27	762,000	662,940
Sinclair Television Group, Inc. 4.13% 12/1/30	870,000	678,600
Sirius XM Radio, Inc.
4.00% 7/15/28	3,000,000	2,830,333
4.13% 7/1/30	575,000	521,455
5.00% 8/1/27	2,099,000	2,064,945
5.50% 7/1/29	2,730,000	2,667,008
Sunrise FinCo I BV 4.88% 7/15/31	592,000	560,139
TEGNA, Inc. 5.00% 9/15/29	360,000	342,881
Univision Communications, Inc.
7.38% 6/30/30	1,344,000	1,300,721
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Univision Communications, Inc. (continued)
8.00% 8/15/28	1,528,000	$1,562,327
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	437,349
		94,680,278
Mining–0.43%
Alcoa Nederland Holding BV
5.50% 12/15/27	789,000	791,968
7.13% 3/15/31	850,000	906,121
Kaiser Aluminum Corp. 4.50% 6/1/31	495,000	452,881
Novelis Corp.
3.88% 8/15/31	318,000	290,704
4.75% 1/30/30	890,000	862,860
		3,304,534
Miscellaneous Manufacturing–0.16%
Hillenbrand, Inc.
5.00% 9/15/26	155,000	154,225
6.25% 2/15/29	279,000	283,914
Trinity Industries, Inc. 7.75% 7/15/28	733,000	769,349
		1,207,488
Office Business Equipment–0.09%
Xerox Holdings Corp. 8.88% 11/30/29	742,000	689,100
		689,100
Oil & Gas–6.15%
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29	590,000	597,817
Antero Resources Corp.
7.63% 2/1/29	205,000	211,514
8.38% 7/15/26	1,269,000	1,302,311
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00% 11/1/26	1,252,000	1,253,168
8.25% 12/31/28	435,000	445,646
Baytex Energy Corp.
7.38% 3/15/32	700,000	697,448
8.50% 4/30/30	1,125,000	1,165,968
California Resources Corp. 7.13% 2/1/26	504,000	503,924
Chesapeake Energy Corp.
5.50% 2/1/26	338,000	337,379
6.75% 4/15/29	2,959,000	3,014,461
Chord Energy Corp. 6.38% 6/1/26	1,519,000	1,522,229
Civitas Resources, Inc.
8.38% 7/1/28	1,898,000	1,972,912
LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Civitas Resources, Inc. (continued)
8.63% 11/1/30	721,000	$763,883
8.75% 7/1/31	724,000	766,382
CNX Resources Corp.
6.00% 1/15/29	405,000	407,194
7.38% 1/15/31	490,000	512,038
Comstock Resources, Inc.
5.88% 1/15/30	606,000	566,663
6.75% 3/1/29	2,610,000	2,548,146
Crescent Energy Finance LLC
7.38% 1/15/33	600,000	590,534
7.63% 4/1/32	880,000	880,278
9.25% 2/15/28	1,838,000	1,916,652
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	934,000	975,898
Encino Acquisition Partners Holdings LLC
8.50% 5/1/28	1,855,000	1,888,179
8.75% 5/1/31	702,000	738,318
Gulfport Energy Corp. 6.75% 9/1/29	790,000	799,240
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	456,000	444,477
6.25% 11/1/28	47,000	46,906
6.25% 4/15/32	317,000	308,543
Matador Resources Co.
6.25% 4/15/33	877,000	862,291
6.50% 4/15/32	524,000	523,251
Noble Finance II LLC 8.00% 4/15/30	543,000	560,264
Permian Resources Operating LLC
6.25% 2/1/33	609,000	618,826
7.00% 1/15/32	683,000	710,547
8.00% 4/15/27	575,000	592,025
9.88% 7/15/31	1,675,000	1,869,282
Precision Drilling Corp.
6.88% 1/15/29	52,000	51,892
7.13% 1/15/26	763,000	762,011
Range Resources Corp. 8.25% 1/15/29	2,477,000	2,563,888
SM Energy Co.
6.50% 7/15/28	242,000	241,734
6.63% 1/15/27	1,771,000	1,774,680
6.75% 9/15/26	879,000	878,556
6.75% 8/1/29	620,000	622,560
7.00% 8/1/32	532,000	534,056
Southwestern Energy Co.
5.38% 2/1/29	82,000	81,724
5.38% 3/15/30	173,000	172,475
8.38% 9/15/28	1,400,000	1,440,195
Sunoco LP 7.00% 5/1/29	342,000	357,328
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	549,000	$527,797
4.50% 4/30/30	1,690,000	1,619,355
Transocean Titan Financing Ltd. 8.38% 2/1/28	213,000	219,392
Transocean, Inc.
8.25% 5/15/29	671,000	665,181
8.75% 2/15/30	272,000	283,596
Valaris Ltd. 8.38% 4/30/30	469,000	483,072
Vital Energy, Inc. 7.88% 4/15/32	606,000	587,038
		46,781,124
Oil & Gas Services–0.24%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	359,000	360,784
6.63% 9/1/32	534,000	547,612
6.88% 4/1/27	257,000	257,806
Kodiak Gas Services LLC 7.25% 2/15/29	646,000	668,547
		1,834,749
Packaging & Containers–2.17%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	1,364,000	1,229,571
5.25% 8/15/27	1,618,000	1,206,050
5.25% 8/15/27	1,121,000	835,588
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	265,356
LABL, Inc. 6.75% 7/15/26	2,583,000	2,580,874
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	3,950,000	4,081,051
9.25% 4/15/27	1,670,000	1,712,375
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	1,024,000	1,028,816
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,938,000	1,863,508
TriMas Corp. 4.13% 4/15/29	852,000	815,893
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	486,099
8.50% 8/15/27	445,000	446,075
		16,551,256
Pharmaceuticals–3.01%
180 Medical, Inc. 3.88% 10/15/29	686,000	649,950
LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bausch Health Americas, Inc.
8.50% 1/31/27	1,740,000	$1,420,865
9.25% 4/1/26	3,137,000	2,941,686
Bausch Health Cos., Inc.
4.88% 6/1/28	4,505,000	3,525,162
5.00% 2/15/29	916,000	528,990
5.25% 1/30/30	1,505,000	842,800
5.25% 2/15/31	670,000	367,435
5.50% 11/1/25	3,267,000	3,191,559
5.75% 8/15/27	453,000	384,885
6.25% 2/15/29	1,266,000	775,203
Elanco Animal Health, Inc. 6.65% 8/28/28	475,000	491,650
=Endo Design LLC
5.87% 10/15/24	580,000	0
9.50% 7/31/27	743,000	5,572
Endo Finance Holdings, Inc. 8.50% 4/15/31	356,000	381,466
=Endo Luxembourg Finance SARL 6.13% 4/1/29	1,430,000	0
Grifols SA 4.75% 10/15/28	1,026,000	961,023
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75% 11/14/28	1,261,016	1,375,080
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,963,000	1,887,596
5.13% 4/30/31	1,351,000	1,272,806
Owens & Minor, Inc.
4.50% 3/31/29	1,342,000	1,213,624
6.63% 4/1/30	741,000	719,287
=Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	0
		22,936,639
Pipelines–5.00%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	239,456
5.75% 3/1/27	510,000	510,447
5.75% 1/15/28	1,697,000	1,699,625
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63% 7/15/26	550,000	549,414
7.00% 7/15/29	483,000	502,120
7.25% 7/15/32	359,000	376,735
Buckeye Partners LP
3.95% 12/1/26	185,000	179,627
4.13% 3/1/25	358,000	355,025
4.13% 12/1/27	190,000	182,884
4.50% 3/1/28	795,000	771,001
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	467,675
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Energy Partners LP (continued)
4.00% 3/1/31	608,000	$575,404
CNX Midstream Partners LP 4.75% 4/15/30	206,000	192,623
DT Midstream, Inc.
4.13% 6/15/29	1,043,000	997,673
4.38% 6/15/31	645,000	610,559
Energy Transfer LP
5.75% 4/1/25	1,380,000	1,377,959
7.38% 2/1/31	352,000	374,475
EnLink Midstream LLC 6.50% 9/1/30	324,000	349,333
EnLink Midstream Partners LP
4.15% 6/1/25	336,000	332,974
•9.31% (TSFR03M + 4.37%) 10/17/24	1,010,000	1,010,892
EQM Midstream Partners LP
4.13% 12/1/26	352,000	347,476
4.50% 1/15/29	956,000	935,228
4.75% 1/15/31	959,000	928,607
5.50% 7/15/28	158,000	160,118
6.00% 7/1/25	370,000	370,520
6.50% 7/1/27	465,000	478,998
7.50% 6/1/27	695,000	715,337
7.50% 6/1/30	496,000	544,725
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	843,000	853,571
7.88% 5/15/32	441,000	449,002
8.00% 1/15/27	237,000	242,285
8.25% 1/15/29	228,000	236,085
8.88% 4/15/30	518,000	544,536
Harvest Midstream I LP 7.50% 5/15/32	529,000	556,424
Hess Midstream Operations LP
5.13% 6/15/28	185,000	183,029
5.63% 2/15/26	1,045,000	1,045,086
6.50% 6/1/29	585,000	605,503
Howard Midstream Energy Partners LLC
7.38% 7/15/32	515,000	533,386
8.88% 7/15/28	870,000	922,725
Kinetik Holdings LP
5.88% 6/15/30	476,000	479,242
6.63% 12/15/28	234,000	242,857
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	688,000	705,439
8.38% 2/15/32	687,000	707,991
Northriver Midstream Finance LP 6.75% 7/15/32	550,000	567,664
LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
NuStar Logistics LP
5.63% 4/28/27	1,260,000	$1,265,746
5.75% 10/1/25	419,000	419,644
6.00% 6/1/26	460,000	462,735
6.38% 10/1/30	429,000	445,140
Prairie Acquiror LP 9.00% 8/1/29	410,000	423,318
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	580,000	561,542
6.00% 3/1/27	575,000	574,525
6.00% 12/31/30	467,000	443,654
6.00% 9/1/31	858,000	812,589
7.38% 2/15/29	550,000	556,202
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,288,143
4.88% 2/1/31	1,072,000	1,064,108
6.50% 7/15/27	1,174,000	1,188,760
Venture Global LNG, Inc.
7.00% 1/15/30	850,000	868,374
8.13% 6/1/28	1,192,000	1,242,683
9.50% 2/1/29	555,000	625,210
9.88% 2/1/32	745,000	827,838
		38,081,946
Real Estate–0.19%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25% 4/15/30	1,427,000	1,137,978
Kennedy-Wilson, Inc. 5.00% 3/1/31	346,000	310,617
		1,448,595
Real Estate Investment Trusts–2.23%
Iron Mountain, Inc.
4.50% 2/15/31	635,000	602,359
4.88% 9/15/29	12,000	11,752
5.00% 7/15/28	64,000	63,158
5.25% 3/15/28	1,649,000	1,642,371
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,603,000	1,551,036
4.75% 10/15/27	2,323,000	2,294,659
6.50% 4/1/32	1,058,000	1,093,365
7.25% 7/15/28	272,000	284,615
Starwood Property Trust, Inc. 7.25% 4/1/29	504,000	528,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	47,000	$46,605
3.75% 2/15/27	504,000	491,561
4.13% 8/15/30	350,000	332,371
4.25% 12/1/26	3,144,000	3,113,422
4.50% 9/1/26	260,000	258,798
4.63% 6/15/25	852,000	846,798
4.63% 12/1/29	1,996,000	1,958,058
5.75% 2/1/27	1,794,000	1,824,916
		16,944,319
Retail–2.16%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30	715,000	659,331
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	435,135
4.63% 11/15/29	580,000	553,144
4.75% 3/1/30	388,000	371,377
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	195,815
6.88% 11/1/35	155,000	161,510
Gap, Inc. 3.63% 10/1/29	730,000	660,282
Group 1 Automotive, Inc. 6.38% 1/15/30	362,000	367,751
Liberty Interactive LLC 8.25% 2/1/30	352,000	181,204
NMG Holding Co., Inc./Neiman Marcus Group LLC 8.50% 10/1/28	2,190,000	2,229,003
Nordstrom, Inc. 4.38% 4/1/30	19,000	17,431
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	2,736,000	2,623,053
7.75% 2/15/29	616,000	608,094
Rite Aid Corp.
‡7.50% 7/1/25	1,377,000	297,432
8.00% 10/18/24	1,045,253	679,414
‡8.00% 11/15/26	2,338,000	493,318
12.32% 10/18/24	358,020	332,959
Sonic Automotive, Inc. 4.63% 11/15/29	1,228,000	1,152,988
Staples, Inc.
10.75% 9/1/29	2,675,000	2,595,554
12.75% 1/15/30	1,694,011	1,391,471
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	420,977
		16,427,243
Semiconductors–1.11%
Amkor Technology, Inc. 6.63% 9/15/27	340,000	342,367
LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
ams-OSRAM AG 12.25% 3/30/29	650,000	$691,088
Entegris, Inc.
3.63% 5/1/29	576,000	538,332
4.38% 4/15/28	2,300,000	2,219,475
4.75% 4/15/29	1,040,000	1,024,868
5.95% 6/15/30	1,020,000	1,038,927
ON Semiconductor Corp. 3.88% 9/1/28	2,115,000	2,016,667
Synaptics, Inc. 4.00% 6/15/29	591,000	559,832
		8,431,556
Software–0.89%
ACI Worldwide, Inc. 5.75% 8/15/26	975,000	974,732
Athenahealth Group, Inc. 6.50% 2/15/30	705,000	677,213
Clarivate Science Holdings Corp.
3.88% 7/1/28	594,000	570,046
4.88% 7/1/29	789,000	758,892
RingCentral, Inc. 8.50% 8/15/30	977,000	1,045,240
SS&C Technologies, Inc. 5.50% 9/30/27	2,715,000	2,713,824
		6,739,947
Telecommunications–4.25%
Altice Financing SA 5.75% 8/15/29	1,129,000	907,308
Altice France Holding SA
6.00% 2/15/28	380,000	117,353
10.50% 5/15/27	2,174,000	750,101
Altice France SA
5.13% 7/15/29	1,570,000	1,104,052
5.50% 1/15/28	200,000	145,430
5.50% 10/15/29	971,000	680,030
8.13% 2/1/27	1,470,000	1,202,069
CommScope LLC
4.75% 9/1/29	1,412,000	1,186,080
6.00% 3/1/26	2,261,000	2,198,822
8.25% 3/1/27	3,274,000	2,949,654
CommScope Technologies LLC
5.00% 3/15/27	155,000	129,492
6.00% 6/15/25	956,000	924,930
Embarq Corp. 8.00% 6/1/36	1,500,000	667,665
Frontier Communications Holdings LLC
5.00% 5/1/28	2,540,000	2,517,089
5.88% 10/15/27	97,000	97,394
5.88% 11/1/29	172,507	171,232
6.00% 1/15/30	356,000	355,382
8.75% 5/15/30	924,000	984,674
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Hughes Satellite Systems Corp. 6.63% 8/1/26	869,000	$756,342
Intelsat Jackson Holdings SA 6.50% 3/15/30	5,347,000	5,115,870
Level 3 Financing, Inc.
3.88% 10/15/30	552,000	404,490
4.88% 6/15/29	686,000	576,240
11.00% 11/15/29	1,265,579	1,401,725
Lumen Technologies, Inc.
4.13% 4/15/29	1,121,436	942,006
4.13% 4/15/30	1,121,549	905,320
4.13% 4/15/30	1,818,612	1,467,993
4.50% 1/15/29	320,000	219,146
5.38% 6/15/29	1,020,000	700,401
10.00% 10/15/32	402,750	390,156
Optics Bidco SpA 6.38% 11/15/33	751,000	778,997
Qwest Corp. 7.25% 9/15/25	210,000	209,096
Telecom Italia Capital SA 6.38% 11/15/33	127,000	130,777
U.S. Cellular Corp. 6.70% 12/15/33	1,127,000	1,256,378
		32,343,694
Transportation–0.15%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	76,937
XPO, Inc.
6.25% 6/1/28	610,000	623,874
7.13% 2/1/32	428,000	450,533
		1,151,344
Total Corporate Bonds (Cost $682,584,641)		662,800,369
LOAN AGREEMENTS–4.50%
•ACProducts, Inc. 9.12% (SOFRTE03M + 4.25%) 5/17/28	1,243,238	1,036,325
•Adient U.S. LLC 7.60% (SOFR CME01M + 2.75%) 1/31/31	695,008	695,202
•Ahead DB Holdings LLC 8.35% (SOFR CME01M + 3.50%) 2/1/31	1,097,694	1,098,320
•American Airlines, Inc. 10.29% (SOFR CME03M + 4.75%) 4/20/28	992,105	1,018,972
•Bausch & Lomb Corp. 8.27% (SOFR CME01M + 3.25%) 5/10/27	600,393	597,620
•Charter Communications Operating LLC 7.34% (SOFR CME03M + 2.00%) 12/7/30	1,488,750	1,475,307
LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Claire's Stores, Inc. 11.45% (SOFR CME01M + 6.50%) 12/18/26	1,141,239	$951,029
•Clear Channel Outdoor Holdings, Inc. 8.96% (SOFR CME01M + 4.00%) 8/23/28	174,821	174,041
•Conair Holdings LLC 8.71% (SOFR CME01M + 3.75%) 5/17/28	868,286	792,780
•CSC Holdings LLC 9.60% (SOFR CME01M + 4.50%) 1/18/28	592,108	574,452
•DexKo Global, Inc. 8.62% (SOFR CME03M + 3.75%) 10/4/28	1,322,344	1,275,123
•DirecTV Financing LLC 9.96% (SOFR CME01M + 5.00%) 8/2/27	697,186	696,663
•Emrld Borrower LP 7.56% (SOFR CME03M + 2.50%) 8/4/31	616,500	614,848
=∞FGI Operating Co. LLC 0.00% 12/31/25	84,591	7,114
•First Student Bidco, Inc.
7.67% (SOFR CME03M + 3.00%) 7/21/28	283,725	283,844
7.70% (SOFR CME03M + 3.00%) 7/21/28	927,619	928,139
7.87% (SOFR CME03M + 3.00%) 7/21/28	927,777	928,166
•Genesys Cloud Services Holdings II LLC 8.35% (SOFR CME01M + 3.50%) 12/1/27	968,089	969,135
•HUB International Ltd. 8.54% (SOFR CME03M + 3.25%) 6/20/30	293,525	293,055
•LABL, Inc. 9.95% (SOFR CME01M + 5.00%) 10/29/28	1,079,475	1,053,049
•Madison IAQ LLC 7.89% (SOFR CME06M + 2.75%) 6/21/28	947,182	945,904
•Medline Borrower LP 7.60% (SOFR CME01M + 2.75%) 10/23/28	577,825	577,767
•MI Opco Holdings, Inc. 12.20% (SOFR CME01M + 7.25%) 3/31/28	899,201	881,217
•MI Windows & Doors LLC 8.35% (SOFR CME01M + 3.50%) 3/28/31	538,650	539,097
Moran Foods LLC
∞@0.00% 6/30/26	1,870,441	1,309,308
=1.00% 6/30/26	807,022	807,022
=@•11.95% (SOFR CME03M + 2.00%) 6/30/26	698,349	372,499
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Parexel International Corp. 8.25% (SOFRTE01M + 3.00%) 11/15/28	882,445	$882,277
•Park River Holdings, Inc. 8.84% (SOFR CME03M + 3.25%) 12/28/27	452,781	444,903
•Petco Health and Wellness Co., Inc. 8.12% (SOFR CME03M + 3.25%) 3/3/28	2,023,307	1,921,171
•Rocket Software, Inc. 9.60% (SOFR CME01M + 4.75%) 11/28/28	726,332	726,484
•Serta Simmons Bedding LLC 12.22% (SOFR CME03M + 7.50%) 6/29/28	798,896	652,602
@•Shutterfly, Inc. 5.60% (SOFR CME03M + 1.00%) 10/1/27	676,846	576,287
•SPX Flow, Inc. 8.35% (SOFR CME01M + 3.50%) 4/5/29	540,563	540,925
•Star Parent, Inc. 8.35% (SOFR CME03M + 3.75%) 9/27/30	417,900	405,990
•Station Casinos LLC 7.10% (SOFR CME01M + 2.25%) 3/14/31	383,075	381,229
•Topgolf Callaway Brands Corp. 7.85% (SOFR CME01M + 3.00%) 3/18/30	433,224	426,457
•Triton Water Holdings, Inc. 8.12% (SOFR CME03M + 3.25%) 3/31/28	966,230	964,162
•U.S. Renal Care, Inc. 9.96% (SOFR CME01M + 5.00%) 6/20/28	1,239,176	1,126,411
•UKG, Inc. 8.55% (SOFR CME03M + 3.25%) 2/10/31	364,088	364,088
•Varsity Brands, Inc. 8.82% (SOFR CME03M + 3.75%) 8/26/31	1,474,667	1,463,916
Venator Materials LLC
∞0.00% 1/16/26	159,595	159,595
•7.30% (SOFR CME03M + 2.00%) 1/16/26	204,978	204,978
@8.00% 10/12/28	603,635	599,107
•White Cap Buyer LLC 8.10% (SOFR CME01M + 3.25%) 10/19/29	1,514,526	1,502,789
Total Loan Agreements (Cost $34,765,792)		34,239,369

	Number of Shares
COMMON STOCK–1.42%
Chesapeake Energy Corp.	12,465	1,025,246
†=Claire's Stores, Inc.	1,493	14,930
†Clear Channel Outdoor Holdings, Inc.	169,362	270,979
†Endo, Inc.	43,290	1,103,029
LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†=Envision Healthcare Corp.	16,065	$172,699
†Frontier Communications Parent, Inc.	22,898	813,566
†Gulfport Energy Corp.	6,940	1,050,369
†iHeartMedia, Inc. Class A	32,090	59,367
†=Intelsat SA	75,556	2,380,014
†Mallinckrodt PLC	16,262	1,234,286
†=Moran Foods LLC	6,559,494	65,595
†=MYT Holding LLC	502,370	175,829
†National CineMedia, Inc.	46,490	327,754
†=Neiman Marcus Group Ltd. LLC	483	65,205
†=NMG Parent LLC	5,708	770,580
†Serta Simmons Bedding, Inc.	43,090	303,784
†=Serta SSB Equipment Co.	43,090	0
†=Venator Materials PLC	1,539	961,875
†=Windstream Holdings, Inc.	1,567	27,423
Total Common Stock (Cost $17,942,180)		10,822,530
PREFERRED STOCKS–0.44%
†=Claire's Stores, Inc. 0.00%	1,471	2,597,286
†=MYT Holding LLC 10.00% 6/6/29	1,067,993	738,731
Total Preferred Stocks (Cost $1,212,179)		3,336,017
	Number of Shares	Value (U.S. $)
WARRANT–0.02%
†=NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	$136,980
Total Warrant (Cost $137)		136,980
MONEY MARKET FUND–4.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	37,313,365	37,313,365
Total Money Market Fund (Cost $37,313,365)		37,313,365

TOTAL INVESTMENTS–98.66% (Cost $775,443,740)	750,648,645

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.34%	10,196,754
NET ASSETS APPLICABLE TO 73,270,228 SHARES OUTSTANDING–100.00%	$760,845,399

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
=The value of this security was determined using significant unobservable inputs.
ΩPerpetual maturity with no stated maturity date.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Delayed settlement. Interest rate to be determined upon settlement date.
†Non-income producing.

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
Summary of Abbreviations:
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
LVIP JPMorgan High Yield Fund–15